SCHEDULE OF COMPONENTS OF OPERATING LEASE EXPENSE (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Lease expense:
Operating lease expense	$ 805,296	$ 771,787
Short-term lease expense	82,729	26,100
Total lease expense	$ 888,025	$ 797,887